WARRANT LIABILITY	12 Months Ended
Dec. 31, 2019
WARRANT LIABILITY
WARRANT LIABILITY

19. WARRANT LIABILITY

The warrant liability is classified within Level 3. The Group estimated the fair value of the warrant liability as of December 31, 2018 and 2019 using the binomial-lattice option valuation model, based on the remaining contractual term of the warrants, risk-free interest rate and expected volatility of the price of the underlying Series B-1 Preferred Shares. The assumptions used, including the market value of the underlying Series B-1 Preferred Shares in the latest round of financing and the expected volatility were subjective unobservable inputs. Significant changes in the inputs used in the fair value measurement of the Level 3 warrant liability in isolation would result in a significant change of fair value measurement.

The following table presents a reconciliation of the warrant liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Warrant liability
	RMB	USD
Fair value at January 1, 2018	—	—
Day one fair value	244	35
Change in fair value	19,276	2,769
Fair value at December 31, 2018	19,520	2,804
Change in fair value	8,322	1,195
Conversion to Series B-1 Preferred Shares	(27,842)	(3,999)
Fair value at December 31, 2019	—	—